Segment Information (Tables)	12 Months Ended
Sep. 30, 2024
Segment Information [Abstract]
Schedule of Evaluate Performance Based on Operating Segment’s Revenue	The Group’s CODMs evaluate performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:
	For the Year ended September 30, 2024
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$4,101,865	$6,187,816	$10,289,681
Segment income before tax	$(1,045,848)	$1,196,192	$150,344
	For the Year ended September 30, 2023
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$8,749,200	$3,984,139	$12,733,339
Segment income before tax	$(435,557)	$(281,121)	$(716,678)
	For the Year ended September 30, 2022
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$16,515,393	$5,512,910	$22,028,303
Segment income before tax	$273,508	$1,178,825	$1,452,333

Schedule of Total Assets and Property and Equipment, Net from Continuing Operations by Segments	The total assets from continuing operations by segments as of September 30, 2024, 2023 and 2022 were as follows:
	As of September 30,
	2024	2023	2022
Segment assets
EXTEND	$1,381,124	$3,638,188	$3,886,339
Other subsidiaries	11,310,403	6,995,325	5,192,892
Total segment assets	$12,691,527	$10,633,513	$9,079,231
The property and equipment, net from continuing operations by segments as of September 30, 2024, 2023 and 2022 were as follows:
	As of September 30,
	2024	2023	2022
Property and equipment, net
EXTEND	$577	$11,708	$1,549,102
Other subsidiaries	85,230	146,934	203,910
Total property and equipment, net	$85,807	$158,642	$1,753,012
The right-of-use assets, net from continuing operations by segments as of September 30, 2024, 2023 and 2022 were as follows:
	As of September 30,
	2024	2023	2022
Right-of-use assets, net
EXTEND	$91,458	$116,015	$—
Other subsidiaries	562,272	508,930	—
Total right-of-use assets, net	$653,730	$624,945	$—